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                          COLUMBIA FUNDS SERIES TRUST I

                             COLUMBIA BALANCED FUND
                          COLUMBIA SMALL CAP CORE FUND
                              COLUMBIA INCOME FUND
                      COLUMBIA CONSERVATIVE HIGH YIELD FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                        COLUMBIA FEDERAL SECURITIES FUND
                        COLUMBIA U.S. TREASURY INDEX FUND
                           COLUMBIA GREATER CHINA FUND
                       COLUMBIA CALIFORNIA TAX-EXEMPT FUND
                           COLUMBIA WORLD EQUITY FUND
                        COLUMBIA INTERNATIONAL STOCK FUND
                COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND
                          COLUMBIA MID CAP GROWTH FUND
                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                      COLUMBIA CONNECTICUT TAX-EXEMPT FUND
                             COLUMBIA CORE BOND FUND
                        COLUMBIA REAL ESTATE EQUITY FUND
                    COLUMBIA INTERMEDIATE MUNICIPAL BOND FUND
                        COLUMBIA SMALL CAP GROWTH FUND I
               COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND
                        COLUMBIA STRATEGIC INVESTOR FUND
                            COLUMBIA TECHNOLOGY FUND
                     COLUMBIA MASSACHUSETTS TAX-EXEMPT FUND
                      COLUMBIA HIGH YIELD OPPORTUNITY FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
                         COLUMBIA STRATEGIC INCOME FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
                         COLUMBIA ASSET ALLOCATION FUND
                        COLUMBIA NEW YORK TAX-EXEMPT FUND
                           COLUMBIA COMMON STOCK FUND
                COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND
                       COLUMBIA HIGH YIELD MUNICIPAL FUND
                         COLUMBIA DISCIPLINED VALUE FUND
                         COLUMBIA SMALL CAP VALUE FUND I
                          COLUMBIA DIVIDEND INCOME FUND
                         COLUMBIA LARGE CAP GROWTH FUND
                              COLUMBIA LIBERTY FUND
                            COLUMBIA TAX-EXEMPT FUND

                         SUPPLEMENT TO THE PROSPECTUSES

                                DECEMBER 28, 2006

Prospectuses for Class A, Class B, Class C, Class R and Class Z shares of the above referenced funds, as applicable, are hereby supplemented as follows:

1. FOR CLASS A, CLASS B, AND CLASS C SHARE PROSPECTUSES ONLY, THE FIRST PARAGRAPH WITHIN THE SECTION CAPTIONED "YOUR ACCOUNT - - INVESTMENT MINIMUMS" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

The minimum initial investment for Class A, Class B, and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

2. FOR CLASS R SHARES ONLY, THE FOLLOWING BULLET IS ADDED TO THE LIST CONTAINED WITHIN THE SECTION CAPTIONED "YOUR ACCOUNT - - ELIGIBLE INVESTORS":

   - Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates;

3. FOR ALL PROSPECTUSES, THE PARAGRAPH ENTITLED "EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE" WITHIN THE SECTION CAPTIONED "YOUR ACCOUNT - - OTHER INFORMATION ABOUT YOUR ACCOUNT -
      - ACCOUNT FEES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE
      FOLLOWING:

EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE

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The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.

4. FOR CLASS Z PROSPECTUSES ONLY, THE FOLLOWING BULLET IS ADDED TO THE LIST CONTAINED WITHIN THE SECTION CAPTIONED "YOUR ACCOUNT - - ELIGIBLE INVESTORS - - NO MINIMUM INITIAL INVESTMENT":

    - Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates;

5. FOR CLASS A, CLASS B, CLASS C, CLASS D, AND CLASS R SHARE PROSPECTUSES ONLY, THE FIRST PARAGRAPH INTRODUCING THE SECTION CAPTIONED "YOUR ACCOUNT
      - - SALES CHARGES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE
      FOLLOWING:

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.

6. FOR ALL PROSPECTUSES, THE FOLLOWING LANGUAGE IS ADDED AFTER THE FIRST PARAGRAPH WITHIN SECTION CAPTIONED "YOUR ACCOUNT - - HOW TO EXCHANGE SHARES":

Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.

7. FOR ALL PROSPECTUSES, THE ROW CAPTIONED "BY TELEPHONE" IN THE TABLE CAPTIONED "OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:" IN THE SECTION CAPTIONED "YOUR ACCOUNT - - HOW TO SELL SHARES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

By telephone      You or your financial advisor may sell shares of the
                  Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts and Health Savings Accounts. For details, call
                  1-800-799-7526.

8. FOR ALL PROSPECTUSES, THE FIRST PARAGRAPH IN THE SECTION CAPTIONED "YOUR ACCOUNT - - OTHER INFORMATION ABOUT YOUR ACCOUNT - - TAX CONSEQUENCES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS APPLIES TO TAXABLE FUNDS:

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


                                                             INT-47/115976-1206